Operating leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of finance lease and operating lease by lessee [line items]
Payments under operating lease	$ 22,017
Less than one year
Disclosure of finance lease and operating lease by lessee [line items]
Payments under operating lease	2,459
1-3 years
Disclosure of finance lease and operating lease by lessee [line items]
Payments under operating lease	4,698
4-5 years
Disclosure of finance lease and operating lease by lessee [line items]
Payments under operating lease	4,236
Thereafter
Disclosure of finance lease and operating lease by lessee [line items]
Payments under operating lease	10,624
Facility as an operating lease
Disclosure of finance lease and operating lease by lessee [line items]
Lease and sublease payments recognised as expense	$ 2,107	$ 2,063